Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2012
Changes in Goodwill by Reportable Segment

Changes in goodwill by reportable segment for fiscal 2010, 2011 and 2012 are as follows:

In fiscal 2012, in line with a change of management classification, the Company changed certain segment classifications. Due to the changes, the reclassified figures are shown for fiscal 2010, 2011 and 2012.

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas	Total
Balance at March 31, 2009
Goodwill	¥1,029	¥282	¥19,230	¥8,969	¥4,452	¥46,872	¥80,834
Accumulated impairment losses	(617)	0	0	(2,973)	0	0	(3,590)

	412	282	19,230	5,996	4,452	46,872	77,244
Acquired	173	0	1,473	140	0	0	1,786
Impairment	(295)	0	0	(2,393)	0	0	(2,688)
Other (net)*	0	0	(2,167)	(912)	0	(2,189)	(5,268)

Balance at March 31, 2010
Goodwill	1,202	282	18,536	7,329	4,452	44,683	76,484
Accumulated impairment losses	(912)	0	0	(4,498)	0	0	(5,410)

	290	282	18,536	2,831	4,452	44,683	71,074
Acquired	0	0	148	0	0	29,099	29,247
Impairment	(173)	0	0	0	0	0	(173)
Other (net)*	0	0	363	(1,334)	0	(4,387)	(5,358)

Balance at March 31, 2011
Goodwill	547	282	19,047	3,674	4,452	69,395	97,397
Accumulated impairment losses	(430)	0	0	(2,177)	0	0	(2,607)

	117	282	19,047	1,497	4,452	69,395	94,790
Acquired	380	0	44	14	0	3,586	4,024
Impairment	0	0	0	0	0	0	0
Other (net)*	0	0	(28)	(1,238)	0	(1,737)	(3,003)

Balance at March 31, 2012
Goodwill	754	282	19,063	312	4,452	71,244	96,107
Accumulated impairment losses	(257)	0	0	(39)	0	0	(296)

	¥497	¥282	¥19,063	¥273	¥4,452	¥71,244	¥95,811

	Millions of U.S. dollars
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas	Total
Balance at March 31, 2011
Goodwill	$7	$3	$232	$44	$54	$845	$1,185
Accumulated impairment losses	(6)	0	0	(26)	0	0	(32)

	1	3	232	18	54	845	1,153
Acquired	5	0	0	0	0	44	49
Impairment	0	0	0	0	0	0	0
Other (net)*	0	0	(0)	(15)	0	(21)	(36)

Balance at March 31, 2012
Goodwill	9	3	232	3	54	868	1,169
Accumulated impairment losses	(3)	0	0	(0)	0	0	(3)

	$6	$3	$232	$3	$54	$868	$1,166

*	Other includes foreign currency translation adjustments and certain other reclassifications.

Other Intangible Assets

Other intangible assets at March 31, 2011 and 2012 consist of the following:

	Millions of yen		Millions of U.S. dollars
	2011	2012	2012
Intangible assets not subject to amortization:
Trade name	¥18,175	¥18,062	$220
Others	463	521	6

	18,638	18,583	226

Intangible assets subject to amortization:
Software	58,654	69,261	843
Others	15,601	13,533	164

	74,255	82,794	1,007
Accumulated amortization	(43,737)	(49,017)	(596)

Net	30,518	33,777	411

	¥49,156	¥52,360	$637